STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and administrative expenses
General and administration (Notes 10 and 11)	$ 182,578	$ 179,161	$ 211,677
Operating loss	(182,578)	(179,161)	(211,677)
Interest income (Note 8 and 10)	38	10,953	5,730
Interest expense	(10,642)	0	0
Reversal of accounts payable	0	0	18,895
Net and Comprehensive Loss	$ (193,182)	$ (168,208)	$ (187,052)
Loss Per Common Shares
Basic and Diluted	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding, basic and diluted	861,082,371	861,082,371	598,068,920